Liquidity and Management's Plans (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity and Management's Plans
Working capital	$ 6,100	$ 22,900
Cash and cash equivalents and restricted cash	6,246	22,815	$ 29,293	$ 3,007	$ 2,985
Accounts receivable	2,230	2,815		2,620
Accumulated deficit	$ 606,362	$ 576,760		$ 514,827